Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair value measurement
4.	Fair value measurement

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2022

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	2,000	—	2,000
Total Assets	—	2,000	—	2,000

December 31, 2023

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	15,312	—	15,312
Total Assets	—	15,312	—	15,312

The Group values its investments in wealth management products issued by certain banks using quoted subscription or redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2.

The Group’s short-term investments as of December 31, 2022 and 2023 were acquired close to the year-end dates and can be instantly redeemed or mature within one month.

There have no transfers between level 1, level 2 and level 3 categories.